Unearned Revenue (Details) - Schedule of Unearned Revenue - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Unearned Revenue [Abstract]
Unearned revenue	$ 849	$ 1,034
Total	$ 849	$ 1,034